Provision for decommissioning costs (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Current	$ 2,835	$ 2,950
Onshore [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	702	675
Shallow Waters [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	8,471	8,106
Deep And Ultradeep Postsalt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	12,998	12,748
Pre Salt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	7,523	6,984
Provision Total [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	29,694	28,513
Non-current	$ 26,859	$ 25,563